FREIGHT RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
Freight Receivables [Abstract]
Schedule of individually determined to be impaired to a value
USDm	2018	2017	2016
Analysis as of 31 December of freight receivables:
Gross freight receivables:
Neither past due nor impaired	44.0	25.5	28.7

Past due not impaired:
Due < 30 days	18.8	26.0	13.0
Due between 30 and 180 days	20.5	18.4	18.7

Past due and impaired:
Due > 180 days	4.4	2.7	4.7
Total gross	87.7	72.6	65.1
Provision for impairment of freight receivables*	1.7	1.3	2.6
Total net	86.0	71.3	62.5
* All provisions are related to "Past due and impaired" freight receivables.

Schedule of movment in provisions for impairment of freight receivables
USDm	2018	2017	2016
Provisions for impairment of Freight receivables
Balance as of 1 January	1.3	2.6	1.7
Provisions for the year	1.7	0.6	1.9
Provisions reversed during the year	-1.0	-1.9	-1.0
Provisions utilized during the year	-0.3	-	-
Balance as of 31 December	1.7	1.3	2.6